Aptus Collared Investment Opportunity ETF
Schedule of Investments
January 31, 2024 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 98.9%
	Basic Materials — 2.3%
61,959	Freeport-McMoRan, Inc. (a)	$2,459,153
23,750	Linde plc (a)	9,614,712
8,773	Sherwin-Williams Company (a)	2,670,325
		14,744,190
	Communications — 12.5%
168,064	Alphabet, Inc. - Class C (a)(b)	23,831,474
140,634	Amazon.com, Inc. (a)(b)	21,826,397
62,373	Cisco Systems, Inc. (a)	3,129,877
68,351	Comcast Corporation - Class A (a)	3,181,056
34,166	Meta Platforms, Inc. - Class A (a)(b)	13,329,523
7,570	Netflix, Inc. (a)(b)	4,270,313
39,530	T-Mobile US, Inc. (a)	6,373,422
31,474	Walt Disney Company (a)	3,023,078
		78,965,140
	Consumer, Cyclical — 8.6%
8,427	Costco Wholesale Corporation (a)	5,855,754
34,871	Lowe's Companies, Inc. (a)	7,421,944
30,216	Marriott International, Inc. - Class A (a)	7,243,682
25,645	McDonald's Corporation (a)	7,506,804
18,914	NIKE, Inc. - Class B (a)	1,920,338
47,373	PulteGroup, Inc. (a)	4,953,321
42,572	Tesla, Inc. (a)(b)	7,973,310
55,028	TJX Companies, Inc. (a)	5,222,707
37,921	Walmart, Inc. (a)	6,266,445
		54,364,305
	Consumer, Non-cyclical — 17.4%
51,812	Abbott Laboratories (a)	5,862,528
29,034	AbbVie, Inc. (a)	4,773,190
82,783	Altria Group, Inc. (a)	3,321,254
12,937	Amgen, Inc. (a)	4,065,582
8,022	Automatic Data Processing, Inc.	1,971,647
8,578	Chemed Corporation (a)	5,084,953
12,824	Elevance Health, Inc. (a)	6,327,875
12,374	Eli Lilly & Company (a)	7,988,778
43,763	Gilead Sciences, Inc. (a)	3,424,892
41,758	Johnson & Johnson (a)	6,635,346
40,879	Merck & Company, Inc. (a)	4,937,366
86,077	Mondelez International, Inc. - Class A (a)	6,479,016
52,429	PepsiCo, Inc. (a)	8,835,858
88,440	Pfizer, Inc. (a)	2,394,955
54,627	Procter & Gamble Company (a)	8,584,087
35,810	Stryker Corporation (a)	12,013,538
15,447	Thermo Fisher Scientific, Inc. (a)	8,325,624
16,086	UnitedHealth Group, Inc. (a)	8,231,850
		109,258,339
	Energy — 3.7%
108,147	Devon Energy Corporation	4,544,337
31,227	Diamondback Energy, Inc. (a)	4,800,839
116,433	Exxon Mobil Corporation (a)	11,970,477
42,118	Schlumberger NV (a)	2,051,147
		23,366,800
	Financial — 14.5%
22,939	American Tower Corporation (a)	4,488,015
168,392	Bank of America Corporation (a)	5,727,012
28,704	Berkshire Hathaway, Inc. - Class B (a)(b)	11,014,873
9,126	BlackRock, Inc. (a)	7,066,353
67,594	Citigroup, Inc. (a)	3,796,755
34,280	Intercontinental Exchange, Inc. (a)	4,364,872
64,929	JPMorgan Chase & Company (a)	11,321,020
30,531	Marsh & McLennan Companies, Inc. (a)	5,918,129
65,649	Morgan Stanley (a)	5,727,219
51,463	Progressive Corporation (a)	9,173,280
56,553	Prologis, Inc. (a)	7,164,700
11,080	Public Storage (a)	3,137,745
45,760	Visa, Inc. - Class A (a)	12,504,378
		91,404,351
	Industrial — 8.2%
34,115	Caterpillar, Inc. (a)	10,245,075
219,787	CSX Corporation (a)	7,846,396
11,045	Deere & Company (a)	4,347,091
12,983	Eaton Corporation plc	3,194,857
22,561	FedEx Corporation (a)	5,443,744
30,925	Honeywell International, Inc. (a)	6,254,891
22,768	Lockheed Martin Corporation	9,776,807
25,872	Waste Management, Inc. (a)	4,802,619
		51,911,480
	Technology — 29.4% (c)
24,068	Accenture plc - Class A (a)	8,757,864
8,521	Adobe, Inc. (a)(b)	5,264,103
24,545	Advanced Micro Devices, Inc. (b)	4,115,951
49,197	Analog Devices, Inc. (a)	9,463,535
225,717	Apple, Inc. (a)	41,622,215
55,025	Applied Materials, Inc. (a)	9,040,608
8,054	Broadcom, Inc. (a)	9,503,720
38,393	Fiserv, Inc. (a)(b)	5,446,815
16,822	Intuit, Inc. (a)	10,620,233
114,876	Microsoft Corporation (a)	45,672,400
38,336	NVIDIA Corporation (a)	23,586,991
15,431	ServiceNow, Inc. (a)(b)	11,810,887
		184,905,322
	Utilities — 2.3%
43,093	Duke Energy Corporation	4,129,602
68,736	NextEra Energy, Inc. (a)	4,029,992
87,632	Southern Company (a)	6,092,177
		14,251,771
	TOTAL COMMON STOCKS (Cost $494,993,175)	623,171,698

Contracts		Notional Amount
	PURCHASED OPTIONS (d) — 0.5%
	Put Options — 0.5%
1,340	S&P 500 Index, Expiration: 03/15/2024, Exercise Price: $4,650.00 (e)	$649,317,100	3,403,600
	TOTAL PURCHASED OPTIONS (Cost $2,531,993)		3,403,600
Shares
	SHORT-TERM INVESTMENTS — 0.6%
3,655,953	First American Treasury Obligations Fund - Class X, 5.25% (f)		3,655,953
	TOTAL SHORT-TERM INVESTMENTS (Cost $3,655,953)		3,655,953

	TOTAL INVESTMENTS (Cost $501,181,121) — 100.0%		630,231,251
	Liabilities in Excess of Other Assets — (0.0)% (g)		(240,010)
	NET ASSETS — 100.0%		$629,991,241

Percentages are stated as a percent of net assets.

(a) All or a portion of this security is held as collateral for written options. At January 31, 2024, the total value of securities held as collateral amounted to $522,984,592 or 83.01% of net assets.
(b) Non-income producing security.
(c) To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
(d) Exchange traded.
(e) Security is held in connection with written options, see Schedule of Written Options for more details.
(f) Rate shown is the annualized seven-day yield as of January 31, 2024.
(g) Represents less than 0.05% of net assets.

Aptus Collared Investment Opportunity ETF
Schedule of Written Options
January 31, 2024 (Unaudited)

Contracts	Security Description	Notional Amount	Value
	WRITTEN OPTIONS (a) - (0.1)%
	Call Options — (0.0)% (b)
(200)	AbbVie, Inc., Expiration: 02/16/2024, Exercise Price: $170.00	$(3,288,000)	$(28,700)
(200)	Accenture plc - Class A, Expiration: 02/16/2024, Exercise Price: $390.00	(7,277,600)	(6,500)
(700)	Amazon.com, Inc., Expiration: 02/16/2024, Exercise Price: $190.00	(10,864,000)	(10,850)
(200)	American Tower Corporation, Expiration: 02/16/2024, Exercise Price: $210.00	(3,913,000)	(8,500)
(80)	Broadcom, Inc., Expiration: 02/16/2024, Exercise Price: $1,370.00	(9,440,000)	(6,200)
(300)	Caterpillar, Inc., Expiration: 02/16/2024, Exercise Price: $330.00	(9,009,300)	(39,600)
(600)	JPMorgan Chase & Company, Expiration: 02/16/2024, Exercise Price: $180.00	(10,461,600)	(43,800)
(200)	Marriott International, Inc. - Class A, Expiration: 02/16/2024, Exercise Price: $240.00	(4,794,600)	(121,000)
(300)	Meta Platforms, Inc. - Class A, Expiration: 02/16/2024, Exercise Price: $470.00	(11,704,200)	(20,700)
(70)	Netflix, Inc., Expiration: 02/16/2024, Exercise Price: $620.00	(3,948,770)	(8,155)
(100)	NVIDIA Corporation, Expiration: 02/16/2024, Exercise Price: $700.00	(6,152,700)	(17,650)
			(311,655)
	Put Options — (0.1)%
(1,340)	S&P 500 Index, Expiration: 03/15/2024, Exercise Price: $4,000.00	(649,317,100)	(482,400)
	TOTAL WRITTEN OPTIONS (Premiums Received $1,106,364)		$(794,055)

	Percentages are stated as a percent of net assets. (a) Exchange traded. (b) Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure at January 31, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 -
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2024:

Aptus Collared Investment Opportunity ETF
	Level 1	Level 2	Level 3	Total
Assets(a)
Common Stocks	$623,171,698	$–	$–	$623,171,698
Purchased Options	–	3,403,600	–	3,403,600
Short-Term Investments	3,655,953	–	–	3,655,953
Total Investments in Securities	$626,827,651	$3,403,600	$–	$630,231,251
Liabilities(a)
Written Options	$–	$794,055	$–	$794,055
Total Investments in Securities	$–	$794,055	$–	$794,055

(a) See Schedule of Investments and Schedule of Written Options for further disaggregation of investment categories.
For the period ended January 31, 2024, the Fund did not recognize any transfers to or from Level 3.